COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum annual lease payments

December 31,	(in thousands)
2019	$1,060
2020	653
2021	631
2022	581
2023	130
Thereafter	—

Total	$3,055